Madison Funds | January 31, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 56.3%
Bond Funds - 36.3%
iShares 20+ Year Treasury Bond ETF	7,072	$683,580
iShares 7-10 Year Treasury Bond ETF	18,953	1,828,206
iShares Aaa - A Rated Corporate Bond ETF	35,221	1,687,790
iShares Treasury Floating Rate Bond ETF	87,224	4,422,257
Janus Henderson Mortgage-Backed Securities ETF	84,420	3,870,657
Schwab Intermediate-Term U.S. Treasury ETF	78,351	3,905,014
		16,397,504
Foreign Stock Funds - 6.1%
Franklin FTSE Japan ETF	24,710	711,895
iShares MSCI Emerging Markets Asia ETF	6,200	388,244
iShares MSCI Emerging Markets ex China ETF (A)	8,584	464,051
iShares MSCI International Quality Factor ETF	13,086	489,547
Vanguard FTSE All-World ex-U.S. ETF	12,804	706,909
		2,760,646
Stock Funds - 13.9%
Distillate U.S. Fundamental Stability & Value ETF	48,031	2,381,377
Energy Select Sector SPDR Fund ETF	11,432	953,543
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	16,180	900,903
iShares Core S&P Small-Cap ETF	3,511	365,144
Vanguard Information Technology ETF (A)	3,355	1,657,068
		6,258,035
Total Exchange Traded Funds ( Cost $24,562,532 )		25,416,185
INVESTMENT COMPANIES - 39.8%
Bond Funds - 30.6%
Madison Core Bond Fund, Class R6 (B) (C)	1,536,974	13,786,658
Stock Funds - 9.2%
Madison Investors Fund, Class R6 (C)	155,152	4,154,967
Total Investment Companies ( Cost $19,551,966 )		17,941,625
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.30%	2,742,953	2,742,953
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.34%	672,666	672,666
Total Short-Term Investments ( Cost $3,415,619 )		3,415,619
TOTAL INVESTMENTS - 103.7% ( Cost $47,530,117 )		46,773,429
NET OTHER ASSETS AND LIABILITIES - (3.7%)		(1,652,153)
TOTAL NET ASSETS - 100.0%		$45,121,276

(A) All or a portion of these securities, with an aggregate fair value of $652,317, are on loan as part of a securities lending program.
(B) Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bondfund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 62.0%
Bond Funds - 25.1%
iShares 20+ Year Treasury Bond ETF		5,072	$490,260
iShares 7-10 Year Treasury Bond ETF		27,039	2,608,182
iShares Aaa - A Rated Corporate Bond ETF		47,469	2,274,715
iShares Treasury Floating Rate Bond ETF		167,893	8,512,175
Janus Henderson Mortgage-Backed Securities ETF		108,118	4,957,210
Schwab Intermediate-Term U.S. Treasury ETF		107,679	5,366,721
			24,209,263
Foreign Stock Funds - 11.7%
Franklin FTSE Japan ETF		113,302	3,264,230
iShares MSCI Emerging Markets Asia ETF		23,500	1,471,570
iShares MSCI Emerging Markets ex China ETF		29,419	1,590,391
iShares MSCI International Quality Factor ETF		55,385	2,071,953
Vanguard FTSE All-World ex-U.S. ETF		52,880	2,919,505
			11,317,649
Stock Funds - 25.2%
Distillate U.S. Fundamental Stability & Value ETF		148,772	7,376,116
Energy Select Sector SPDR Fund ETF		39,568	3,300,367
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF		98,750	5,498,400
iShares Core S&P Small-Cap ETF		14,988	1,558,752
Vanguard Information Technology ETF		13,473	6,654,449
			24,388,084
Total Exchange Traded Funds ( Cost $55,936,930 )			59,914,996
INVESTMENT COMPANIES - 33.7%
Bond Funds - 20.2%
Madison Core Bond Fund, Class R6 (A)		2,175,656	19,515,637
Stock Funds - 13.5%
Madison Investors Fund, Class R6 (A)		488,427	13,080,084
Total Investment Companies ( Cost $32,520,994 )			32,595,721
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.30%		5,545,934	5,545,934
Total Short-Term Investments ( Cost $5,545,934 )			5,545,934
TOTAL INVESTMENTS - 101.4% ( Cost $94,003,858 )			98,056,651
NET OTHER ASSETS AND LIABILITIES - (1.4%)			(1,369,530)
TOTAL NET ASSETS - 100.0%			$96,687,121

(A)	Affiliated Company.
(B)	7-day yield.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
EXCHANGE TRADED FUNDS - 68.9%
Bond Funds - 17.6%
iShares 20+ Year Treasury Bond ETF		1,434	$138,610
iShares 7-10 Year Treasury Bond ETF		11,460	1,105,432
iShares Aaa - A Rated Corporate Bond ETF		14,672	703,082
iShares Treasury Floating Rate Bond ETF		100,307	5,085,565
Janus Henderson Mortgage-Backed Securities ETF		33,235	1,523,825
Schwab Intermediate-Term U.S. Treasury ETF		21,952	1,094,088
			9,650,602
Foreign Stock Funds - 16.6%
Franklin FTSE Japan ETF		82,375	2,373,224
iShares MSCI Emerging Markets Asia ETF		21,000	1,315,020
iShares MSCI Emerging Markets ex China ETF (A)		27,377	1,480,000
iShares MSCI International Quality Factor ETF		46,273	1,731,073
Vanguard FTSE All-World ex-U.S. ETF		39,848	2,200,008
			9,099,325
Stock Funds - 34.7%
Distillate U.S. Fundamental Stability & Value ETF		98,684	4,892,753
Energy Select Sector SPDR Fund ETF		28,408	2,369,511
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF		98,456	5,482,030
iShares Core S&P Small-Cap ETF		12,643	1,314,872
Vanguard Information Technology ETF		10,067	4,972,192
			19,031,358
Total Exchange Traded Funds ( Cost $34,848,856 )			37,781,285
INVESTMENT COMPANIES - 25.5%
Bond Funds - 9.6%
Madison Core Bond Fund, Class R6 (B)		587,716	5,271,816
Stock Funds - 15.9%
Madison Investors Fund, Class R6 (B)		324,504	8,690,208
Total Investment Companies ( Cost $12,554,671 )			13,962,024
SHORT-TERM INVESTMENTS - 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.30%		3,123,750	3,123,750
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.36%		948,717	948,717
Total Short-Term Investments ( Cost $4,072,467 )			4,072,467
TOTAL INVESTMENTS - 101.8% ( Cost $51,475,994 )			55,815,776
NET OTHER ASSETS AND LIABILITIES - (1.8%)			(975,021)
TOTAL NET ASSETS - 100.0%			$54,840,755

(A)	All or a portion of these securities, with an aggregate fair value of $924,102, are on loan as part of a securities lending.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
ASSET BACKED SECURITIES - 0.1%
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	$6,718	$6,683
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	17,814	17,621
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	27,262	26,974
Total Asset Backed Securities ( Cost $51,790 )		51,278
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	4,130	4,101
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	994	977
Total Collateralized Mortgage Obligations ( Cost $5,256 )		5,078
COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	534,000	-
Total Collateralized Mortgage-Backed Obligations ( Cost $- )		-
MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	2,844	2,935
7%, 5/1/32 Pool # 644591	238	245
		3,180
Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722	1,568	1,559
4.5%, 5/1/25 Pool # J12247	1,617	1,612
8%, 6/1/30 Pool # C01005	449	473
		3,644
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	3,363	3,440
6.5%, 4/20/31 Pool # 3068	2,319	2,427
		5,867
Total Mortgage Backed Securities ( Cost $12,458 )		12,691
	Shares
EXCHANGE TRADED FUNDS - 98.0%
Bond Funds - 48.4%
iShares Aaa - A Rated Corporate Bond ETF (D)	143,286	6,866,265
Janus Henderson Mortgage-Backed Securities ETF (D)	274,420	12,582,157
Madison Aggregate Bond ETF (E)	1,100,000	22,654,830
Madison Short-Term Strategic Income ETF (E)	1,362,500	27,905,090
		70,008,342
Stock Funds - 49.6%
Global X MLP ETF (D)	46,924	2,160,850
Madison Covered Call ETF (E) (F)	1,830,000	37,723,620
Madison Dividend Value ETF (E)	1,450,000	28,771,190
Vanguard Dividend Appreciation ETF (D)	18,000	3,104,820
		71,760,480

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Diversified Income Fund Portfolio of Investments (unaudited)

Total Exchange Traded Funds ( Cost $138,641,285 )			141,768,822
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 5.30%		3,000,866	3,000,866
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 5.34%		939,575	939,575
Total Short-Term Investments ( Cost $3,940,441 )			3,940,441
TOTAL INVESTMENTS - 100.8% ( Cost $142,651,230 )			145,778,310
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(1,098,613)
TOTAL NET ASSETS - 100.0%			$144,679,697

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2024.
(D)	All or a portion of these securities, with an aggregate fair value of $913,554, are on loan as part of a securities lending program.
(E)	Affiliated Company.
(F)	Greater than 25% of the portfolio. For more information refer to the website https://madisonfunds.com/etfs/madisoncovered-call.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
MUNICIPAL BONDS - 98.9%
Airport - 3.8%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$515,396
Norfolk Airport Authority, 5%, 7/1/32	125,000	138,800
		654,196
Development - 11.9%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	151,912
Henrico County Economic Development Authority, 5%, 10/1/37	245,000	253,545
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	129,960
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	187,290
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	528,952
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	220,073
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	281,030
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	290,383
		2,043,145
Education - 8.7%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	323,066
Culpeper County Economic Development Authority, 4%, 6/1/26	250,000	250,718
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	426,924
Virginia College Building Authority, Series E, 5%, 2/1/25	150,000	152,997
Virginia College Building Authority, Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	137,286
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	201,722
		1,492,713
Facilities - 10.0%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	243,862
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	115,794
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	103,185
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	435,350
Pulaski County, (ST AID WITHHLDG), 5%, 2/1/24	325,000	325,000
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	245,535
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	255,173
		1,723,899
General Obligation - 38.1%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	158,171
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	108,096
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	634,088
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	258,999
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	301,570
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	435,220
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	306,213
Greater Richmond Convention Center Authority, 5%, 6/15/26	455,000	466,253
James City County Economic Development Authority, 5%, 6/15/30	500,000	552,807
Loudoun County, Series A, (ST AID WITHHLDG), 5%, 12/1/24	400,000	406,495
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	503,036
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	449,601
Suffolk, 5%, 2/1/29	100,000	109,559
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	238,339
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	250,389
Virginia Commonwealth Transportation Board, 4%, 5/15/32	350,000	350,128

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Virginia Public Building Authority, Series A, 5%, 8/1/31		110,000	124,296
Virginia Public Building Authority, Series B, 5%, 8/1/25		235,000	242,596
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32		250,000	261,053
Virginia Resources Authority, Series C, 5%, 11/1/30		250,000	272,414
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34		125,000	128,711
			6,558,034
Medical - 1.5%
Stafford County Economic Development Authority Revenue, 5%, 6/15/25		260,000	265,673
Multifamily Housing - 1.2%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36		245,000	203,934
Power - 4.6%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24		290,000	291,428
Virginia Commonwealth Transportation Board, 5%, 5/15/26		220,000	231,196
Virginia Small Business Financing Authority, 5%, 11/1/25		265,000	274,104
			796,728
Transportation - 10.8%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37		170,000	190,842
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42		470,000	496,968
Northern Virginia Transportation Authority, 5%, 6/1/30		780,000	784,352
Virginia Commonwealth Transportation Board, 5%, 9/15/27		200,000	216,787
Virginia Small Business Financing Authority, 4%, 7/1/39		170,000	166,948
			1,855,897
Water - 8.3%
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41		210,000	216,302
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35		410,000	443,359
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36		250,000	270,796
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27		150,000	157,455
Upper Occoquan Sewage Authority, 3%, 7/1/46		300,000	241,139
Upper Occoquan Sewage Authority, 3%, 7/1/49		140,000	108,750
			1,437,801
TOTAL INVESTMENTS - 98.9% ( Cost $17,492,957 )			17,032,020
NET OTHER ASSETS AND LIABILITIES - 1.1%			187,140
TOTAL NET ASSETS - 100.0%			$17,219,160

(A)	Restricted. The cost of the security acquired on 6/13/19 is $649,114. The value is $634,088, representing 3.7% of net assets.
AMT		Alternative Minimum Tax.
BHAC-CR		Berkshire Hathaway Assurance Corp.
FGIC		Financial Guaranty Insurance Co.
FHLMC		Federal Home Loan Mortgage Corp or Freddie Mac.
MBIA		MBIA Insurance Corp.
MORAL OBLG		Moral Obligation.
FNMA		Federal National Mortgage Association.
GNMA		Government National Mortgage Association.
ST AID WITHHLDG		State Aid Withholding.
ST INTERCEPT		State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
MUNICIPAL BONDS - 98.7%
Alabama - 5.7%
Mobile County, General Obligation, 5%, 2/1/39	$610,000	$682,865
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	171,731
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	160,958
		1,015,554
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	177,757
California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	128,236
Colorado - 3.8%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	255,277
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	432,597
		687,874
Florida - 1.5%
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	260,104
Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	149,897
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	282,365
		432,262
Hawaii - 2.5%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	450,433
Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	500,488
Illinois - 10.7%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	586,821
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	203,903
Du Page County School District No. 45, 4%, 1/1/26	460,000	468,014
Palatine Village, General Obligation, 2%, 12/1/28	175,000	161,875
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	148,405
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	352,083
		1,921,101
Indiana - 6.1%
Lincoln Center Building Corp., 4%, 8/1/28	285,000	298,212
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	518,559
Whitestown Redevelopment Authority, 5%, 7/15/38	260,000	276,081
		1,092,852
Kansas - 1.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	221,132
Kentucky - 2.5%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	452,228
Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	159,252

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Tax-Free National Fund Portfolio of Investments (unaudited)

Michigan - 3.3%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	255,858
Warren Woods Public Schools, (BAM), 4%, 5/1/35	300,000	326,207
		582,065
Mississippi - 2.8%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	508,528
Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	303,510
Nebraska - 1.8%
Elkhorn School District, 4%, 12/15/36	315,000	325,552
New Jersey - 3.1%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	275,104
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	281,616
		556,720
New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	202,513
New York - 3.8%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	110,384
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	281,535
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	280,000	295,672
		687,591
Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	335,000	348,178
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	399,779
		747,957
Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	365,636
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	376,628
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	255,281
		997,545
Texas - 7.0%
Austin, General Obligation, 5%, 9/1/26	550,000	567,240
Center, General Obligation, 3%, 8/15/34	410,000	382,988
Harris County Toll Road Authority, 4%, 8/15/38	300,000	306,465
		1,256,693
Utah - 3.4%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	268,486
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	333,716
		602,202
Virginia - 6.4%
Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	96,731
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	290,383
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	502,967
Western Regional Jail Authority, 5%, 12/1/34	250,000	262,448

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Tax-Free National Fund Portfolio of Investments (unaudited)

		1,152,529
Washington - 1.1%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	205,138
West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	477,973
Wisconsin - 8.9%
City of Burlington WI, Series A, (BAM), 4%, 4/1/36	580,000	607,829
Green Bay, Series A, 4%, 4/1/38	355,000	365,469
Public Finance Authority, Series A, 5%, 10/1/32	200,000	218,892
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	405,370
		1,597,560
TOTAL INVESTMENTS - 98.7% ( Cost $17,856,974 )		17,703,349
NET OTHER ASSETS AND LIABILITIES - 1.3%		233,831
TOTAL NET ASSETS - 100.0%		$17,937,180

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
CORPORATE NOTES AND BONDS - 35.2%
Communication Services - 2.3%
Comcast Corp., 3.15%, 3/1/26	$750,000	$729,393
Walt Disney Co., 3.8%, 3/22/30	750,000	722,807
		1,452,200
Consumer Discretionary - 2.5%
Cummins, Inc., 1.5%, 9/1/30	750,000	625,814
Home Depot, Inc., 4.5%, 9/15/32	500,000	499,416
NIKE, Inc. (A), 2.75%, 3/27/27	500,000	476,090
		1,601,320
Consumer Staples - 5.0%
Coca-Cola Co., 1%, 3/15/28	750,000	660,523
Hershey Co., 1.7%, 6/1/30	750,000	635,624
Kimberly-Clark Corp., 1.05%, 9/15/27	750,000	669,516
PepsiCo, Inc. (A), 4.45%, 5/15/28	500,000	507,470
PepsiCo, Inc., 2.75%, 3/19/30	750,000	681,899
		3,155,032
Financials - 18.1%
Bank of America Corp., (Secured Overnight Financing Rate + 1.010%) (B), 1.197%, 10/24/26	250,000	233,164
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B), 3.194%, 7/23/30	500,000	455,732
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 1.802%) (B), 5.802%, 10/25/28	750,000	777,463
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,000,000	891,797
BlackRock, Inc., 3.5%, 3/18/24	750,000	748,169
Charles Schwab Corp., 0.9%, 3/11/26	750,000	691,017
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 1.417%) (B), 3.22%, 3/1/25	750,000	748,550
Mastercard, Inc., 3.3%, 3/26/27	750,000	727,457
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (B), 6.296%, 10/18/28	750,000	784,027
Public Storage Operating Co., 1.95%, 11/9/28	750,000	668,839
Simon Property Group LP, 2.45%, 9/13/29	750,000	664,630
State Street Corp., (Secured Overnight Financing Rate + 0.940%) (B), 2.354%, 11/1/25	750,000	733,237
Truist Financial Corp., 2.85%, 10/26/24	750,000	736,207
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B), 4.873%, 1/26/29	500,000	493,517
Truist Financial Corp., 1.95%, 6/5/30	750,000	625,735
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B), 4.548%, 7/22/28	750,000	739,865
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.087%) (B), 2.406%, 10/30/25	750,000	732,585
		11,451,991
Health Care - 1.6%
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,000,000	1,031,605
Industrials - 3.9%
Caterpillar Financial Services Corp., 4.8%, 1/6/26	750,000	753,949
Emerson Electric Co., 2%, 12/21/28	750,000	670,643
John Deere Capital Corp., 4.75%, 1/20/28	1,000,000	1,014,909
		2,439,501
Information Technology - 1.1%
Texas Instruments, Inc., 1.375%, 3/12/25	750,000	723,352

National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	458,785

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

High Quality Bond Fund Portfolio of Investments (unaudited)

Total Corporate Notes and Bonds ( Cost $23,426,205 )		22,313,786
FOREIGN CORPORATE BONDS - 1.6%
Health Care - 1.6%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	1,000,000	998,132
Total Foreign Corporate Bonds ( Cost $991,867 )		998,132
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.3%
Fannie Mae - 8.8%
0.500%, 11/7/25 (A)	1,500,000	1,402,745
2.125%, 4/24/26	2,500,000	2,392,055
0.750%, 10/8/27 (A)	2,000,000	1,779,246
		5,574,046
U.S. Treasury Notes - 52.5%
2.375%, 8/15/24	1,500,000	1,478,320
4.250%, 9/30/24	1,500,000	1,492,559
2.250%, 11/15/24	1,750,000	1,714,727
2.125%, 5/15/25	1,750,000	1,698,389
4.250%, 10/15/25	1,500,000	1,498,008
4.500%, 11/15/25	1,500,000	1,504,863
3.875%, 1/15/26	750,000	744,902
3.750%, 4/15/26	1,250,000	1,239,014
1.625%, 5/15/26	1,500,000	1,418,262
1.500%, 8/15/26	750,000	703,565
1.500%, 1/31/27	1,500,000	1,394,648
2.375%, 5/15/27	1,500,000	1,425,996
3.250%, 6/30/27	1,750,000	1,710,283
2.250%, 11/15/27	1,750,000	1,646,504
3.625%, 5/31/28	2,000,000	1,977,109
4.875%, 10/31/28	2,000,000	2,083,281
1.875%, 2/28/29	1,500,000	1,361,426
3.875%, 9/30/29	1,750,000	1,746,035
3.875%, 11/30/29	1,750,000	1,746,172
3.875%, 12/31/29	1,750,000	1,745,693
1.375%, 11/15/31	1,500,000	1,244,063
3.375%, 5/15/33	1,750,000	1,670,703
		33,244,522
Total U.S. Government and Agency Obligations ( Cost $39,790,063 )		38,818,568
	Shares
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.30%	1,324,896	1,324,896
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%	3,016,283	3,016,283
Total Short-Term Investments ( Cost $4,341,179 )		4,341,179
TOTAL INVESTMENTS - 104.9% ( Cost $68,549,314 )		66,471,665
NET OTHER ASSETS AND LIABILITIES - (4.9%)		(3,109,244)
TOTAL NET ASSETS - 100.0%		$63,362,421

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

High Quality Bond Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities, with an aggregate fair value of $2,964,428, are on loan as part of a securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2024.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LP	Limited Partnership..
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
ASSET BACKED SECURITIES - 5.6%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	$500,000	$504,705
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	13,435	13,367
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	813,371	815,772
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.16%, 10/15/35	536,121	541,309
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	749,990
Dell Equipment Finance Trust, Series 2023-2, Class A3 (A), 5.65%, 1/22/29	1,000,000	1,010,343
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	83,130	82,230
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	477,886	470,877
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	461,728	462,694
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	919,207	924,009
Ford Credit Auto Owner Trust, Series 2020-B, Class B, 1.19%, 1/15/26	490,000	487,145
Hertz Vehicle Financing LLC, Series 2021-1A, Class A (A), 1.21%, 12/26/25	750,000	727,848
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	750,000	756,126
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	95,262	93,765
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	104,141	101,998
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	302,029	292,073
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	81,786	80,921
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	509,029	508,328
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	289,203	289,785
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/29	200,000	198,155
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	300,000	295,138
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	485,954
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	103,822	98,684
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (B) (C), 5.848%, 1/25/64	1,000,000	1,000,000
Total Asset Backed Securities ( Cost $10,996,783 )		10,991,216
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	117,230	110,930
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	88,586	84,432
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	495,998	437,388
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	349,862	10,842
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (30 day USD SOFR Average+ 0.750%) (A) (C), 6.095%, 10/25/33	137,925	137,925
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (30 day USD SOFR Average + 1.000%) (A) (C), 6.345%, 12/25/41	230,210	230,246
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	433,037	27,698
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	246,713	239,666
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	330,754	325,608
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	63,442	65,193
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	63,602	65,572
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,884,786	289,576
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	10,325	10,251
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	519,884	445,767
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	601,810	492,567
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	44,933	275
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	476,517	388,566
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	22,143	20,411
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.491%, 2/25/50	82,918	73,443
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	643,567	524,649
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	849,344	692,581

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	716,044	629,813
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.5%, 5/25/52	776,875	678,936
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	132,725	115,255
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	4,969	4,885
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	110,542	98,223
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	828,443	725,788
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	619,001	539,994
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	425,246	370,372
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	262,508	230,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	10,879	10,136
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.5%, 9/25/51	609,329	496,865
Total Collateralized Mortgage Obligations ( Cost $10,232,314 )		8,573,905
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	204,667	200,216
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.419%, 9/25/26	14,773,093	91,676
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	960,729
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	423,525
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.205%, 11/25/27	765,064	733,864
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (B) (C), 1.724%, 10/25/31	1,250,000	1,021,958
FREMF Mortgage Trust, Series 2014-K41, Class B (A) (B) (C), 3.965%, 11/25/47	750,000	737,364
FREMF Mortgage Trust, Series 2014-K40, Class B (A) (B) (C), 4.188%, 11/25/47	1,000,000	985,779
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.846%, 1/25/48	750,000	734,217
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.866%, 9/25/49	320,000	308,278
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.684%, 3/25/53	750,000	683,087
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	722,000	-
Total Commercial Mortgage-Backed Securities ( Cost $7,032,902 )		6,880,693
CORPORATE NOTES AND BONDS - 27.6%
Communication Services - 1.4%
AT&T, Inc., 4.75%, 5/15/46	500,000	451,694
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	300,000	266,294
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	495,561
Discovery Communications LLC, 5%, 9/20/37	250,000	224,890
Expedia Group, Inc., 3.25%, 2/15/30	250,000	227,048
SBA Communications Corp., 3.875%, 2/15/27	350,000	334,127
VeriSign, Inc., 2.7%, 6/15/31	500,000	425,237
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	394,622
		2,819,473
Consumer Discretionary - 2.1%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	323,801
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	172,922
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	215,774
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	262,500	259,868
General Motors Financial Co., Inc., 5.85%, 4/6/30	500,000	512,851
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	348,770

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Home Depot, Inc., 3.35%, 4/15/50	250,000	190,389
Lowe's Cos., Inc., 3%, 10/15/50	500,000	339,973
Lowe's Cos., Inc., 4.25%, 4/1/52	750,000	630,157
Southwest Airlines Co., 5.125%, 6/15/27	500,000	503,298
Tractor Supply Co., 1.75%, 11/1/30	550,000	450,177
Tractor Supply Co., 5.25%, 5/15/33	150,000	152,292
		4,100,272
Consumer Staples - 0.7%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	235,477
Lamb Weston Holdings, Inc. (A) (E), 4.875%, 5/15/28	250,000	243,736
Mars, Inc. (A), 3.875%, 4/1/39	400,000	353,970
Mars, Inc. (A), 2.375%, 7/16/40	350,000	246,762
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	319,039
		1,398,984
Energy - 2.4%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	392,008
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	316,413
Energy Transfer LP, 5.25%, 4/15/29	275,000	277,720
Energy Transfer LP, 6.55%, 12/1/33	300,000	323,478
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	347,940
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	384,719
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	273,078
Marathon Petroleum Corp., 3.8%, 4/1/28	350,000	337,009
MPLX LP, 2.65%, 8/15/30	350,000	303,357
ONEOK, Inc., 5.85%, 1/15/26	150,000	152,143
Phillips 66, 0.9%, 2/15/24	500,000	499,080
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	400,000	400,062
Valero Energy Corp., 6.625%, 6/15/37	500,000	548,662
Valero Energy Corp., 4%, 6/1/52	175,000	136,633
		4,692,302
Financials - 11.7%
Air Lease Corp., 2.875%, 1/15/26	500,000	477,252
Air Lease Corp., 1.875%, 8/15/26	250,000	230,069
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	500,000	541,103
American International Group, Inc., 4.75%, 4/1/48	150,000	141,518
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (C), 1.658%, 3/11/27	400,000	372,248
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (C), 5.288%, 4/25/34	350,000	351,772
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (C), 5.468%, 1/23/35	250,000	254,496
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	350,000	310,576
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 2.074%) (C), 5.834%, 10/25/33	500,000	528,544
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	280,637
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	287,922
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	350,000	344,854
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	400,000	412,207
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (C), 3.273%, 3/1/30	350,000	314,208
Citibank NA, 5.803%, 9/29/28	250,000	260,549
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	350,000	342,421
Discover Financial Services, 6.7%, 11/29/32	500,000	523,056
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	235,834
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	324,400

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (C), 6.339%, 7/27/29	400,000	416,189
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	350,000	324,008
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	219,780
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	336,423
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	400,000	381,239
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (C), 1.948%, 10/21/27	500,000	459,811
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (C), 6.208%, 8/21/29	350,000	361,700
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	700,000	533,482
Huntington National Bank, (Secured Overnight Financing Rate + 1.205%) (C), 4.008%, 5/16/25	500,000	495,485
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	343,315
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	373,561
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 0.695%) (C), 1.04%, 2/4/27	650,000	600,067
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	500,000	507,920
KeyBank NA, 5%, 1/26/33	250,000	232,391
KeyCorp, 4.1%, 4/30/28	400,000	381,192
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	175,217
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	110,120
LPL Holdings, Inc. (A), 4%, 3/15/29	350,000	322,580
Morgan Stanley, (Secured Overnight Financing Rate + 1.990%) (C), 2.188%, 4/28/26	175,000	168,671
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (C), 6.407%, 11/1/29	300,000	317,750
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	500,000	402,774
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	500,000	509,855
Morgan Stanley, (5 year CMT + 2.430%) (C), 5.948%, 1/19/38	600,000	612,066
Nasdaq, Inc. (E), 1.65%, 1/15/31	450,000	364,226
Old Republic International Corp., 3.85%, 6/11/51	300,000	224,318
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	214,173
PNC Bank NA, 2.7%, 10/22/29	250,000	220,952
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	300,000	333,683
Realty Income Corp., 4.85%, 3/15/30	400,000	399,814
Regions Financial Corp., 1.8%, 8/12/28	500,000	430,107
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	250,000	225,198
Synchrony Financial, 7.25%, 2/2/33	275,000	274,583
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	216,154
Truist Bank, 2.25%, 3/11/30	325,000	270,805
Truist Financial Corp., (Secured Overnight Financing Rate + 0.609%) (C), 1.267%, 3/2/27	250,000	230,363
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (C), 5.122%, 1/26/34	400,000	389,214
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	600,000	613,839
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.548%, 7/22/28	500,000	493,243
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	250,000	252,807
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	525,000	504,122
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.000%) (C), 2.188%, 4/30/26	350,000	336,701
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (C), 5.574%, 7/25/29	500,000	510,794
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C), 5.198%, 1/23/30	250,000	251,662
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (C), 5.389%, 4/24/34	350,000	352,749
Welltower OP LLC, 2.05%, 1/15/29	500,000	438,815
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	263,908
		22,931,492
Health Care - 2.1%
Amgen, Inc., 5.65%, 3/2/53	400,000	411,968
Block, Inc., 2.75%, 6/1/26	450,000	421,645
Centene Corp., 2.45%, 7/15/28	500,000	445,006
Cigna Group, 4.9%, 12/15/48	500,000	464,619

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

CVS Health Corp., 5.125%, 7/20/45	500,000	468,534
GE HealthCare Technologies, Inc., 5.6%, 11/15/25	750,000	756,822
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	284,862
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	213,657
J M Smucker Co., 6.2%, 11/15/33	300,000	324,334
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	199,619
Zoetis, Inc., 3%, 5/15/50	250,000	176,427
		4,167,493
Industrials - 3.2%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	487,879
Ball Corp., 4.875%, 3/15/26	475,000	469,150
Carrier Global Corp., 3.577%, 4/5/50	200,000	152,896
Carrier Global Corp., (A), 6.2%, 3/15/54	600,000	678,403
Nordson Corp., 5.8%, 9/15/33	600,000	633,089
Norfolk Southern Corp., 5.95%, 3/15/64	250,000	273,862
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	309,610
Quanta Services, Inc., 2.9%, 10/1/30	500,000	438,306
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	456,315
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	201,570
Textron, Inc., 2.45%, 3/15/31	250,000	212,857
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	474,344
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	498,886
Vontier Corp., 1.8%, 4/1/26	300,000	276,417
WRKCo, Inc., 3.9%, 6/1/28	350,000	335,979
WRKCo, Inc. (E), 3%, 6/15/33	300,000	256,898
		6,156,461
Information Technology - 1.8%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,734
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	113,197
Dell International LLC/EMC Corp., 3.45%, 12/15/51	625,000	447,943
Fiserv, Inc., 3.5%, 7/1/29	250,000	234,333
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	382,278
HP, Inc., 2.65%, 6/17/31	600,000	508,124
Intuit, Inc., 5.2%, 9/15/33	250,000	259,031
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	246,914
Oracle Corp., 3.95%, 3/25/51	750,000	582,886
Salesforce, Inc., 2.9%, 7/15/51	500,000	346,181
VMware LLC, 2.2%, 8/15/31	500,000	412,255
		3,542,876
Materials - 0.3%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	256,008
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	287,937
		543,945
Utilities - 1.9%
AES Corp., 1.375%, 1/15/26	400,000	370,936
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	281,980
DTE Electric Co., 5.4%, 4/1/53	250,000	256,821
Duke Energy Corp., 3.75%, 9/1/46	500,000	384,543
Duke Energy Progress LLC, 3.7%, 10/15/46	1,000,000	779,122
Florida Power & Light Co., 2.875%, 12/4/51	700,000	473,335

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

Interstate Power & Light Co., 3.5%, 9/30/49	250,000	181,232
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	500,000	442,987
PECO Energy Co., 3.05%, 3/15/51	750,000	518,606
		3,689,562
Total Corporate Notes and Bonds ( Cost $58,697,009 )		54,042,860
FOREIGN CORPORATE BONDS - 3.3%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	245,963
Energy - 0.1%
Enbridge, Inc., 5.7%, 3/8/33	250,000	258,245
Financials - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	465,707
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	244,910
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	464,834
Banco Santander SA, 6.921%, 8/8/33	400,000	422,870
Bank of Montreal, 5.203%, 2/1/28	400,000	406,230
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	500,000	510,573
Royal Bank of Canada, 5.15%, 2/1/34	400,000	400,077
Toronto-Dominion Bank, 5.156%, 1/10/28	400,000	405,632
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	288,637
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	400,000	395,019
		4,004,489
Health Care - 0.9%
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/53	500,000	506,610
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	250,000	249,668
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	167,654
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	353,133
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	381,663
		1,658,728
Materials - 0.1%
Nutrien Ltd., 5.8%, 3/27/53	250,000	260,213
Total Foreign Corporate Bonds ( Cost $6,707,251 )		6,427,638
MORTGAGE BACKED SECURITIES - 29.3%
Fannie Mae - 15.6%
3%, 9/1/30 Pool # 890696	234,765	225,854
3%, 12/1/30 Pool # AL8924	115,260	111,432
7%, 11/1/31 Pool # 607515	2,844	2,935
3.5%, 12/1/31 Pool # MA0919	84,731	81,825
6.5%, 3/1/32 Pool # 631377	10,594	11,028
6.5%, 5/1/32 Pool # 636758	636	657
7%, 5/1/32 Pool # 644591	148	153
6.5%, 6/1/32 Pool # 545691	17,392	17,970
3.5%, 8/1/32 Pool # MA3098	110,245	107,058
3.5%, 9/1/32 Pool # MA3126	79,300	77,122
5.5%, 11/1/33 Pool # 555880	23,550	24,239
4%, 2/1/35 Pool # MA2177	218,582	213,354

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/35 Pool # MA2473	216,823	207,607
4.5%, 12/1/35 Pool # 745147	3,745	3,715
2.5%, 9/1/36 Pool # FS4049	663,383	616,445
6%, 11/1/36 Pool # 902510	32,225	33,553
6%, 10/1/37 Pool # 947563	30,584	31,846
6.5%, 12/1/37 Pool # 889072	21,596	22,489
4.5%, 5/1/38 Pool # MA5013	1,098,905	1,091,106
6.5%, 8/1/38 Pool # 987711	50,251	53,842
3%, 11/1/39 Pool # MA3831	95,890	89,163
4%, 9/1/40 Pool # AE3039	238,523	229,907
4%, 1/1/41 Pool # AB2080	172,045	165,724
2.5%, 5/1/41 Pool # MA4334	1,244,776	1,085,385
5.5%, 7/1/41 Pool # AL6588	174,192	179,296
4%, 9/1/41 Pool # AJ1406	78,216	75,367
4%, 10/1/41 Pool # AJ4046	246,951	239,090
3.5%, 11/1/41 Pool # AB3867	92,782	87,067
2.5%, 3/1/42 Pool # MA4571	1,714,349	1,512,460
2.5%, 3/1/42 Pool # CB3076	654,842	572,563
4%, 3/1/42 Pool # AL1998	372,593	358,901
3.5%, 6/1/42 Pool # AO4134	395,767	371,061
3.5%, 8/1/42 Pool # AP2133	193,405	181,292
3%, 9/1/42 Pool # AP6568	48,635	44,230
3.5%, 9/1/42 Pool # AB6228	113,843	106,689
4%, 10/1/42 Pool # AP7363	256,921	247,476
3.5%, 1/1/43 Pool # AQ9326	234,110	219,413
3%, 2/1/43 Pool # AL3072	388,295	353,601
3.5%, 3/1/43 Pool # AT0310	186,936	175,282
3.5%, 4/1/43 Pool # AT2887	193,501	181,077
4%, 1/1/45 Pool # AS4257	59,228	57,051
4.5%, 10/1/46 Pool # MA2783	31,433	31,098
3%, 1/1/47 Pool # BE0108	320,565	287,280
2.5%, 12/1/47 Pool # FM3165	977,416	843,265
3%, 1/1/48 Pool # FM1303	1,107,158	994,688
3%, 8/1/48 Pool # FS0517	772,316	692,264
3%, 1/1/49 Pool # FS4296	738,141	671,342
4%, 11/1/50 Pool # FM5530	567,181	539,098
2%, 1/1/52 Pool # FS0173	725,616	595,424
2%, 1/1/52 Pool # CB2601	349,648	286,942
2%, 3/1/52 Pool # CB3105	451,764	370,522
2.5%, 3/1/52 Pool # BV4133	561,272	474,211
3%, 3/1/52 Pool # CB3115	888,348	787,562
2.5%, 4/1/52 Pool # FS4138	703,266	596,553
3.5%, 5/1/52 Pool # FS1866	932,931	853,987
4%, 5/1/52 Pool # FS1818	708,812	668,249
4%, 5/1/52 Pool # FS1704	435,460	414,452
4%, 5/1/52 Pool # CB3678	931,020	877,742
4%, 5/1/52 Pool # CB3627	1,183,327	1,115,366
3.5%, 6/1/52 Pool # CB3845	909,205	832,251
3.5%, 7/1/52 Pool # FS2812	572,943	529,917
3.5%, 8/1/52 Pool # CB4361	934,828	855,724
4.5%, 8/1/52 Pool # FS2605	484,590	468,983
4.5%, 8/1/52 Pool # CB4383	925,502	899,582
4.5%, 9/1/52 Pool # FS2821	708,348	687,064
5%, 10/1/52 Pool # MA4785	903,817	894,688

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 10/1/52 Pool # MA4786	870,335	875,131
5%, 11/1/52 Pool # MA4806	921,875	911,714
5%, 12/1/52 Pool # MA4841	2,319,960	2,296,519
5.5%, 9/1/53 Pool # FS5575	680,376	687,588
		30,505,531
Freddie Mac - 13.7%
4.5%, 2/1/25 Pool # J11722	6,274	6,236
4.5%, 5/1/25 Pool # J12247	15,088	15,049
8%, 6/1/30 Pool # C01005	243	256
6.5%, 1/1/32 Pool # C62333	7,891	8,187
2.5%, 2/1/32 Pool # ZS8641	186,463	175,710
3.5%, 8/1/32 Pool # C91485	101,095	97,560
4%, 5/1/33 Pool # G18693	166,366	165,109
4.5%, 6/1/34 Pool # C01856	128,132	127,296
2.5%, 6/1/35 Pool # RC1421	296,870	275,855
2%, 1/1/36 Pool # SB0546	811,226	734,701
6.5%, 11/1/36 Pool # C02660	2,666	2,800
5.5%, 1/1/37 Pool # G04593	90,652	93,435
5.5%, 11/1/37 Pool # A68787	58,533	60,335
5.5%, 12/1/38 Pool # G05267	144,470	148,912
4.5%, 8/1/39 Pool # G08361	144,537	144,129
3.5%, 11/1/40 Pool # G06168	134,105	126,204
2%, 3/1/41 Pool # RB5105	933,307	799,865
2.5%, 6/1/41 Pool # SC0151	760,591	671,789
4%, 10/1/41 Pool # Q04092	266,556	257,122
4.5%, 3/1/42 Pool # G07491	163,669	163,206
3%, 9/1/42 Pool # C04233	228,096	208,295
3%, 2/1/43 Pool # Q15767	168,873	155,225
3%, 4/1/43 Pool # V80026	291,266	265,253
3%, 4/1/43 Pool # V80025	296,762	270,260
3.5%, 8/1/44 Pool # Q27927	196,464	183,336
3%, 7/1/45 Pool # G08653	276,699	250,140
3.5%, 8/1/45 Pool # Q35614	206,934	192,591
3%, 11/1/45 Pool # G08675	229,236	206,925
3%, 1/1/46 Pool # G08686	288,550	260,175
3%, 10/1/46 Pool # G60722	302,404	271,260
3.5%, 11/1/47 Pool # Q52079	242,292	224,643
2.5%, 4/1/48 Pool # QA2240	952,623	822,340
3%, 7/1/49 Pool # QA1033	345,324	306,730
2.5%, 6/1/51 Pool # QC2842	909,106	769,742
2.5%, 1/1/52 Pool # SD7552	3,666,537	3,131,758
3.5%, 4/1/52 Pool # SD0960	1,279,321	1,183,169
3.5%, 5/1/52 Pool # QE2363	677,161	617,580
3.5%, 5/1/52 Pool # RA7380	690,166	631,718
3%, 8/1/52 Pool # SD7556	1,529,127	1,357,464
5%, 11/1/52 Pool # SD8267	922,887	913,563
5.5%, 11/1/52 Pool # SD1859	919,377	927,495
5.5%, 11/1/52 Pool # SD8268	1,588,049	1,598,983
4.5%, 12/1/52 Pool # SD1921	1,162,235	1,131,769
5%, 12/1/52 Pool # SD8276	931,494	922,081
5%, 12/1/52 Pool # RA8278	1,400,325	1,385,576
5%, 2/1/53 Pool # SD2334	333,761	330,073
5.5%, 2/1/53 Pool # SD2172	569,613	577,033

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

5%, 5/1/53 Pool # SD2875	1,482,937	1,477,810
5.5%, 6/1/53 Pool # SD3174	964,850	970,601
6%, 9/1/53 Pool # SD8363	575,563	583,891
6%, 9/1/53 Pool # SD3739	735,801	753,759
		26,954,994
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	2,402	2,457
6.5%, 4/20/31 Pool # 3068	1,392	1,456
4%, 4/15/39 Pool # 698089	10,208	9,903
		13,816
Total Mortgage Backed Securities ( Cost $59,653,652 )		57,474,341
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.5%
U.S. Treasury Bonds - 8.8%
6.625%, 2/15/27	2,000,000	2,150,781
5.375%, 2/15/31	1,250,000	1,366,309
4.500%, 5/15/38	1,250,000	1,309,473
2.250%, 5/15/41	4,000,000	2,996,719
3.750%, 8/15/41	4,250,000	3,976,572
3.000%, 5/15/45	1,000,000	810,859
3.000%, 5/15/47	750,000	599,590
3.375%, 11/15/48	500,000	425,293
1.250%, 5/15/50	2,000,000	1,039,453
1.875%, 2/15/51	2,000,000	1,225,313
4.125%, 8/15/53	1,350,000	1,325,320
		17,225,682
U.S. Treasury Notes - 15.7%
2.250%, 11/15/25	2,750,000	2,653,750
2.375%, 5/15/27	5,250,000	4,990,986
4.000%, 2/29/28	5,500,000	5,513,320
2.875%, 5/15/28	6,000,000	5,753,906
4.625%, 9/30/28	2,250,000	2,318,115
2.625%, 2/15/29	5,500,000	5,180,957
3.875%, 11/30/29	2,250,000	2,245,078
1.375%, 11/15/31	1,500,000	1,244,063
4.125%, 11/15/32	350,000	354,225
3.375%, 5/15/33	600,000	572,813
		30,827,213
Total U.S. Government and Agency Obligations ( Cost $51,683,117 )		48,052,895
	Shares
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.30%	1,206,217	1,206,217
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.34%	638,098	638,098
Total Short-Term Investments ( Cost $1,844,315 )		1,844,315
TOTAL INVESTMENTS - 99.2% ( Cost $206,847,343 )		194,287,863
NET OTHER ASSETS AND LIABILITIES - 0.8%		1,624,043
TOTAL NET ASSETS - 100.0%		$195,911,906

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Core Bond Fund Portfolio of Investments (unaudited)

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2024.
(D)	Stepped rate security. Rate shown is as of January 31, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $627,246, are on loan as part of a securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 64.6%
Communication Services - 3.9%
Alphabet, Inc., Class C * (A)	30,000	$4,254,000
Comcast Corp., Class A (A)	60,000	2,792,400
T-Mobile U.S., Inc. (A)	17,000	2,740,910
		9,787,310
Consumer Discretionary - 5.4%
Las Vegas Sands Corp.	216,000	10,566,720
Nordstrom, Inc.	168,000	3,049,200
		13,615,920
Consumer Staples - 12.5%
Archer-Daniels-Midland Co. (A)	70,000	3,890,600
Colgate-Palmolive Co. (A)	64,000	5,388,800
Constellation Brands, Inc., Class A (A)	25,500	6,249,540
Keurig Dr Pepper, Inc. (A)	175,000	5,502,000
PepsiCo, Inc. (A)	32,000	5,392,960
Target Corp. (A)	37,000	5,145,960
		31,569,860
Energy - 10.8%
APA Corp.	167,200	5,238,376
Diamondback Energy, Inc. (A)	35,000	5,380,900
EOG Resources, Inc.	43,000	4,892,970
Matador Resources Co. (A)	47,000	2,579,830
Transocean Ltd. *	1,700,000	9,282,000
		27,374,076
Financials - 4.1%
CME Group, Inc. (A)	19,000	3,910,960
Morgan Stanley (A)	30,000	2,617,200
PayPal Holdings, Inc. * (A)	62,000	3,803,700
		10,331,860
Health Care - 9.5%
CVS Health Corp. (A)	90,300	6,715,611
Elevance Health, Inc. (A)	13,100	6,464,064
Medtronic PLC (A)	86,100	7,537,194
Pfizer, Inc.	123,000	3,330,840
		24,047,709
Industrials - 2.9%
3M Co.	7,000	660,450
Cummins, Inc. (A)	16,500	3,948,450
United Parcel Service, Inc., Class B (A)	19,000	2,696,100
		7,305,000
Information Technology - 4.4%
Ciena Corp. * (A)	118,000	6,254,000
Texas Instruments, Inc. (A)	31,000	4,963,720

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

					11,217,720
Materials - 6.4%
Air Products & Chemicals, Inc. (A)				16,800	4,295,928
Barrick Gold Corp. (A)				385,000	6,006,000
Newmont Corp. (A)				166,000	5,728,660
					16,030,588
Utilities - 4.7%
AES Corp. (A)				387,000	6,455,160
NextEra Energy, Inc. (A)				90,000	5,276,700
					11,731,860
Total Common Stocks ( Cost $182,762,105 )					163,011,903
EXCHANGE TRADED FUNDS - 1.6%
Stock Funds - 1.6%
VanEck Gold Miners ETF				148,000	4,135,120
Total Exchange Traded Funds ( Cost $4,575,494 )					4,135,120
SHORT-TERM INVESTMENTS - 34.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.30%				87,993,771	87,993,771
Total Short-Term Investments ( Cost $87,993,771 )					87,993,771
TOTAL INVESTMENTS - 101.0% ( Cost $275,331,370 )					255,140,794
TOTAL CALL & PUT OPTIONS WRITTEN - (1.1%)					(2,727,039)
NET OTHER ASSETS AND LIABILITIES - 0.1%					163,621
TOTAL NET ASSETS - 100.0%					$252,577,376

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $125,991,347, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
Written Option Contracts Outstanding at January 31, 2024
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$20.00	2/16/24	(3,051)	$(6,102,000)	$—	$(122,794)	$122,794
Air Products & Chemicals, Inc.	290.00	3/15/24	(168)	(4,872,000)	(18,480)	(82,204)	63,724
Alphabet, Inc., Class C	140.00	2/16/24	(300)	(4,200,000)	(126,000)	(116,693)	(9,307)
Archer-Daniels-Midland Co.	80.00	2/16/24	(300)	(2,400,000)	—	(37,890)	37,890
Barrick Gold Corp.	19.00	2/16/24	(1,925)	(3,657,500)	(2,887)	(96,616)	93,729
Ciena Corp.	50.00	4/19/24	(1,180)	(5,900,000)	(678,500)	(155,599)	(522,901)
CME Group, Inc.	210.00	2/16/24	(190)	(3,990,000)	(42,275)	(77,706)	35,431
Colgate-Palmolive Co.	77.50	2/16/24	(640)	(4,960,000)	(441,600)	(114,512)	(327,088)
Comcast Corp., Class A	45.00	2/16/24	(600)	(2,700,000)	(111,300)	(54,492)	(56,808)
Constellation Brands, Inc., Class A	255.00	4/19/24	(255)	(6,502,500)	(132,600)	(157,837)	25,237
Cummins, Inc.	250.00	2/16/24	(165)	(4,125,000)	(33,412)	(74,873)	41,461
CVS Health Corp.	75.00	2/16/24	(693)	(5,197,500)	(118,850)	(101,580)	(17,270)
CVS Health Corp.	82.50	2/16/24	(210)	(1,732,500)	(3,150)	(30,605)	27,455

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Diamondback Energy, Inc.	165.00	2/16/24	(350)	(5,775,000)	(14,875)	(117,302)	102,427
Elevance Health, Inc.	490.00	2/16/24	(53)	(2,597,000)	(56,975)	(55,066)	(1,909)
Elevance Health, Inc.	480.00	3/15/24	(78)	(3,744,000)	(180,570)	(91,179)	(89,391)
Keurig Dr Pepper, Inc.	33.00	3/15/24	(870)	(2,871,000)	(30,450)	(43,007)	12,557
Keurig Dr Pepper, Inc.	33.00	4/19/24	(104)	(343,200)	(5,720)	(7,693)	1,973
Matador Resources Co.	60.00	3/15/24	(470)	(2,820,000)	(58,750)	(65,317)	6,567
Medtronic PLC	85.00	2/16/24	(861)	(7,318,500)	(284,130)	(132,630)	(151,500)
Morgan Stanley	90.00	4/19/24	(250)	(2,250,000)	(76,250)	(58,333)	(17,917)
Newmont Corp.	45.00	2/16/24	(655)	(2,947,500)	—	(66,142)	66,142
NextEra Energy, Inc.	65.00	2/16/24	(900)	(5,850,000)	(5,850)	(138,740)	132,890
PayPal Holdings, Inc.	67.50	2/16/24	(620)	(4,185,000)	(60,140)	(141,790)	81,650
PepsiCo, Inc.	175.00	4/19/24	(100)	(1,750,000)	(29,350)	(41,398)	12,048
Written Option Contracts Outstanding at January 31, 2024 (continued)
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
T-Mobile U.S., Inc.	$160.00	2/16/24	(170)	$ (2,720,000)	$(53,890)	$(65,276)	$11,386
Target Corp.	145.00	3/15/24	(370)	(5,365,000)	(150,775)	(128,893)	(21,882)
Texas Instruments, Inc.	175.00	2/16/24	(310)	(5,425,000)	(5,890)	(122,133)	116,243
United Parcel Service, Inc., Class B	170.00	4/19/24	(190)	(3,230,000)	(4,370)	(59,090)	54,720
Total Call Options Written					$(2,727,039)	$(2,557,390)	$(169,649)
Total Options Written, at Value					$(2,727,039)	$(2,557,390)	$(169,649)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 98.4%
Communication Service - 4.1%
Comcast Corp., Class A	157,500	$7,330,050
Consumer Discretionary - 9.7%
Home Depot, Inc.	19,300	6,812,128
Lowe's Cos., Inc.	23,800	5,065,592
McDonald's Corp.	9,600	2,810,112
Starbucks Corp.	28,700	2,669,961
		17,357,793
Consumer Staples - 9.5%
Coca-Cola Co.	48,800	2,903,112
Colgate-Palmolive Co.	41,500	3,494,300
Hershey Co.	19,000	3,677,260
PepsiCo, Inc.	23,000	3,876,190
Procter & Gamble Co.	19,500	3,064,230
		17,015,092
Energy - 7.2%
Chevron Corp.	35,600	5,248,508
ConocoPhillips	15,400	1,722,798
EOG Resources, Inc.	51,500	5,860,185
		12,831,491
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp., REIT	26,300	5,145,595
Financials - 19.5%
Bank of America Corp.	117,500	3,996,175
BlackRock, Inc.	7,500	5,807,325
CME Group, Inc.	31,000	6,381,040
JPMorgan Chase & Co.	26,700	4,655,412
Morgan Stanley	74,000	6,455,760
Northern Trust Corp.	31,000	2,468,840
U.S. Bancorp	121,000	5,026,340
		34,790,892
Health Care - 12.2%
Abbott Laboratories	47,600	5,385,940
Bristol-Myers Squibb Co.	68,000	3,323,160
Johnson & Johnson	37,300	5,926,970
Medtronic PLC	82,300	7,204,542
		21,840,612
Industrials - 19.7%
Automatic Data Processing, Inc.	27,000	6,636,060
Caterpillar, Inc.	10,900	3,273,379
Cummins, Inc.	11,400	2,728,020
Fastenal Co.	106,200	7,246,026
Honeywell International, Inc.	24,000	4,854,240

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Dividend Income Fund Portfolio of Investments (unaudited)

Paychex, Inc.		26,400	3,213,672
Union Pacific Corp.		23,100	5,634,783
United Parcel Service, Inc., Class B		11,900	1,688,610
			35,274,790
Information Technology - 6.9%
Analog Devices, Inc.		12,500	2,404,500
Cisco Systems, Inc.		86,700	4,350,606
Texas Instruments, Inc.		34,900	5,588,188
			12,343,294
Materials - 3.2%
Air Products & Chemicals, Inc.		22,100	5,651,191
Utilities - 3.5%
NextEra Energy, Inc.		106,500	6,244,095
Total Common Stocks ( Cost $143,036,508 )			175,824,895
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.30%		2,357,262	2,357,262
Total Short-Term Investments ( Cost $2,357,262 )			2,357,262
TOTAL INVESTMENTS - 99.7% ( Cost $145,393,770 )			178,182,157
NET OTHER ASSETS AND LIABILITIES - 0.3%			447,958
TOTAL NET ASSETS - 100.0%			$178,630,115

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 95.2%
Communication Services - 9.8%
Alphabet, Inc., Class C *	220,405	$31,253,429
Liberty Broadband Corp., Class C *	88,574	6,948,630
		38,202,059
Consumer Discretionary - 12.5%
Amazon.com, Inc. *	108,774	16,881,725
Lowe's Cos., Inc.	68,331	14,543,570
NIKE, Inc., Class B	26,180	2,658,055
TJX Cos., Inc.	150,904	14,322,299
		48,405,649
Consumer Staples - 3.3%
Dollar Tree, Inc. *	96,761	12,638,922
Financials - 31.3%
Capital Markets - 5.0%
Brookfield Asset Management Ltd., Class A	57,560	2,313,337
Brookfield Corp., Class A	230,231	9,135,566
Charles Schwab Corp.	128,587	8,090,694
		19,539,597
Commercial Banks - 2.9%
U.S. Bancorp	266,858	11,085,281
Financial Services - 12.1%
Berkshire Hathaway, Inc., Class B *	39,921	15,319,285
Fiserv, Inc. *	126,458	17,940,596
Visa, Inc., Class A	49,389	13,496,038
		46,755,919
Insurance - 11.3%
Arch Capital Group Ltd. *	270,270	22,278,356
Marsh & McLennan Cos., Inc.	52,139	10,106,624
Progressive Corp.	65,288	11,637,586
		44,022,566
		121,403,363
Health Care - 14.0%
Agilent Technologies, Inc.	100,223	13,039,012
Alcon, Inc.	178,647	13,418,176
Becton Dickinson & Co.	57,007	13,613,842
Danaher Corp.	29,751	7,137,563
Elevance Health, Inc.	14,496	7,152,906
		54,361,499
Industrials - 13.8%
Copart, Inc. *	268,843	12,915,218
Ferguson PLC	40,657	7,637,824
PACCAR, Inc.	183,072	18,378,598

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Investors Fund Portfolio of Investments (unaudited)

Parker-Hannifin Corp.		31,316	14,546,282
			53,477,922
Information Technology - 10.5%
Accenture PLC, Class A		39,781	14,475,510
Analog Devices, Inc.		76,700	14,754,012
Texas Instruments, Inc.		71,076	11,380,689
			40,610,211
Total Common Stocks ( Cost $215,462,471 )			369,099,625
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.30%		18,169,681	18,169,681
Total Short-Term Investments ( Cost $18,169,681 )			18,169,681
TOTAL INVESTMENTS - 99.9% ( Cost $233,632,152 )			387,269,306
NET OTHER ASSETS AND LIABILITIES - 0.1%			246,350
TOTAL NET ASSETS - 100.0%			$387,515,656

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 97.7%
Communication Service - 6.3%
Alphabet, Inc., Class C *	4,299	$609,598
Consumer Discretionary - 8.1%
Home Depot, Inc.	667	235,424
McDonald's Corp.	278	81,376
NIKE, Inc., Class B	2,114	214,634
TJX Cos., Inc.	2,617	248,380
		779,814
Consumer Staples - 9.2%
Costco Wholesale Corp.	644	447,503
Nestle SA, ADR	1,099	125,176
PepsiCo, Inc.	434	73,142
Target Corp.	1,722	239,496
		885,317
Financials - 14.5%
BlackRock, Inc.	235	181,963
JPMorgan Chase & Co.	1,646	286,997
Progressive Corp.	1,471	262,206
U.S. Bancorp	5,838	242,510
Visa, Inc., Class A	1,523	416,175
		1,389,851
Health Care - 17.9%
Agilent Technologies, Inc.	1,581	205,688
Becton Dickinson & Co.	800	191,048
Danaher Corp.	1,221	292,930
Eli Lilly & Co.	892	575,884
UnitedHealth Group, Inc.	728	372,547
Vertex Pharmaceuticals, Inc. *	187	81,042
		1,719,139
Industrials - 5.5%
Jacobs Solutions, Inc.	1,994	268,732
Union Pacific Corp.	570	139,040
United Parcel Service, Inc., Class B	867	123,027
		530,799
Information Technology - 28.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,933	96,998
Computers & Peripherals - 4.3%
Apple, Inc.	2,251	415,084
Electronic Equipment, Instruments & Components - 2.2%
TE Connectivity Ltd.	1,499	213,143

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Sustainable Equity Fund Portfolio of Investments (unaudited)

	IT Services - 2.3%
	Accenture PLC, Class A	617	224,514
	Semiconductors & Semiconductor Equipment - 6.8%
	Analog Devices, Inc.	1,071	206,018
	QUALCOMM, Inc.	1,516	225,141
	Texas Instruments, Inc.	1,400	224,168
			655,327
	Software - 11.8%
	Microsoft Corp.	2,125	844,857
	Oracle Corp.	2,570	287,069
			1,131,926
			2,736,992
	Materials - 5.2%
	Ecolab, Inc.	1,031	204,365
	Linde PLC	726	293,907
			498,272
	Utilities - 2.6%
	NextEra Energy, Inc.	4,287	251,347
Total Common Stocks ( Cost $8,199,917 )			9,401,129
	SHORT-TERM INVESTMENTS - 2.3%
	State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.30%	223,090	223,090
Total Short-Term Investments ( Cost $223,090 )			223,090
TOTAL INVESTMENTS - 100.0% ( Cost $8,423,007 )			9,624,219
			213
TOTAL NET ASSETS - 100.0%			$9,624,432

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 92.5%
Communication Services - 6.7%
Liberty Broadband Corp., Class C *	416,968	$32,711,139
Liberty Media Corp.-Liberty Formula One, Class A	454,863	27,787,581
Liberty Media Corp.-Liberty Formula One, Class C *	18,619	1,252,128
Take-Two Interactive Software, Inc. *	102,646	16,929,405
		78,680,253
Consumer Discretionary - 13.6%
CarMax, Inc. *	526,858	37,501,753
Floor & Decor Holdings, Inc., Class A *	329,949	33,179,671
Ross Stores, Inc.	472,061	66,220,717
Thor Industries, Inc.	198,547	22,439,782
		159,341,923
Consumer Staples - 6.0%
Brown-Forman Corp., Class B	332,059	18,230,039
Dollar Tree, Inc. *	396,955	51,850,262
		70,080,301
Financials - 22.9%
Arch Capital Group Ltd. *	1,039,477	85,684,089
Brookfield Asset Management Ltd., Class A	583,400	23,446,846
Brookfield Corp., Class A	529,606	21,014,766
Brown & Brown, Inc.	651,405	50,522,972
Glacier Bancorp, Inc.	547,926	21,182,819
Moelis & Co., Class A	678,024	37,270,979
W R Berkley Corp.	370,419	30,329,908
		269,452,379
Health Care - 5.7%
Laboratory Corp. of America Holdings	168,763	37,516,015
Waters Corp. *	94,791	30,116,048
		67,632,063
Industrials - 16.3%
Armstrong World Industries, Inc.	176,008	17,461,754
Carlisle Cos., Inc.	175,685	55,210,768
Copart, Inc. *	995,149	47,806,958
Expeditors International of Washington, Inc.	163,878	20,702,708
PACCAR, Inc.	502,460	50,441,959
		191,624,147
Information Technology - 21.3%
Amphenol Corp., Class A	372,556	37,665,412
Arista Networks, Inc. *	199,713	51,661,759
CDW Corp.	179,172	40,621,876
Gartner, Inc. *	168,486	77,072,236
Microchip Technology, Inc.	145,947	12,431,765
MKS Instruments, Inc.	292,061	31,089,893
		250,542,941

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $672,826,985 )			1,087,354,007
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.30%		78,344,760	78,344,760
Total Short-Term Investments ( Cost $78,344,760 )			78,344,760

TOTAL INVESTMENTS - 99.2% ( Cost $751,171,745 )			1,165,698,767
NET OTHER ASSETS AND LIABILITIES - 0.8%			9,307,172
TOTAL NET ASSETS - 100.0%			$1,175,005,939

*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 93.8%
Communication Services - 3.9%
Cogent Communications Holdings, Inc.	62,082	$4,792,730
Gogo, Inc. *	222,341	1,967,718
		6,760,448
Consumer Discretionary - 10.0%
Ollie's Bargain Outlet Holdings, Inc. *	40,398	2,905,828
OneSpaWorld Holdings Ltd. *	481,294	6,560,037
Revolve Group, Inc. * (A)	172,004	2,478,578
Shake Shack, Inc., Class A *	73,140	5,526,459
		17,470,902
Consumer Staples - 9.3%
Edgewell Personal Care Co.	100,196	3,712,262
Hain Celestial Group, Inc. *	191,950	2,055,784
Primo Water Corp.	489,186	7,132,332
Simply Good Foods Co. *	85,405	3,228,309
		16,128,687
Energy - 1.1%
Chord Energy Corp.	12,125	1,864,340
Financials - 5.1%
Axis Capital Holdings Ltd.	47,590	2,832,557
BRP Group, Inc., Class A *	74,057	1,661,839
Moelis & Co., Class A	17,017	935,424
Western Alliance Bancorp	53,782	3,439,897
		8,869,717
Health Care - 7.9%
AMN Healthcare Services, Inc. *	12,167	900,480
Encompass Health Corp.	111,458	7,917,976
Globus Medical, Inc., Class A *	33,550	1,771,104
HealthEquity, Inc. *	42,101	3,181,994
		13,771,554
Industrials - 20.4%
Carlisle Cos., Inc.	16,816	5,284,596
Core & Main, Inc., Class A *	105,123	4,342,631
Crane Co.	34,627	4,297,557
Hayward Holdings, Inc. *	188,378	2,358,493
Helios Technologies, Inc.	26,083	1,076,185
Hillman Solutions Corp. *	242,735	2,133,641
Legalzoom.com, Inc. *	312,997	3,226,999
Leonardo DRS, Inc. *	183,252	3,556,921
Saia, Inc. *	5,907	2,661,576
WillScot Mobile Mini Holdings Corp. *	141,416	6,688,977
		35,627,576
Information Technology - 27.7%
Communications Equipment - 3.1%
Ciena Corp. *	103,063	5,462,339

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Small Cap Fund Portfolio of Investments (unaudited)

Electronic Equipment, Instruments & Components - 3.6%
Crane NXT Co.	57,963	3,378,084
CTS Corp.	71,689	2,943,550
		6,321,634
Semiconductors & Semiconductor Equipment - 9.3%
Entegris, Inc.	66,165	7,787,620
FormFactor, Inc. *	121,122	4,695,900
Power Integrations, Inc.	49,098	3,680,386
		16,163,906
Software - 11.7%
Alteryx, Inc., Class A *	76,508	3,631,070
Box, Inc., Class A *	117,569	3,054,443
CommVault Systems, Inc. *	43,830	4,018,334
Confluent, Inc., Class A *	94,803	2,119,795
JFrog Ltd. *	116,699	3,796,219
Model N, Inc. *	140,671	3,791,083
		20,410,944
		48,358,823
Materials - 8.4%
Huntsman Corp.	64,478	1,582,290
Olin Corp.	78,250	4,074,478
Scotts Miracle-Gro Co.	61,762	3,474,730
Summit Materials, Inc., Class A *	152,685	5,524,143
		14,655,641
Total Common Stocks ( Cost $124,853,008 )		163,507,688
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.30%	9,741,320	9,741,320
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%	120,704	120,704
Total Short-Term Investments ( Cost $9,862,024 )		9,862,024
TOTAL INVESTMENTS - 99.5% ( Cost $134,715,032 )		173,369,712
NET OTHER ASSETS AND LIABILITIES - 0.5%		885,373
TOTAL NET ASSETS - 100.0%		$174,255,085
* Non-income producing.
(A) All or a portion of these securities, with an aggregate fair value of $327,411, are on loan as part of a securities lending program.
(B) 7-day yield.
(C) Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 98.1%
Australia - 1.3%
Treasury Wine Estates Ltd.	23,622	$165,761
Brazil - 1.6%
Itau Unibanco Holding SA, ADR	30,575	201,795
Canada - 6.1%
Cameco Corp.	6,838	326,514
Canadian Pacific Kansas City Ltd.	2,581	207,693
Manulife Financial Corp.	11,416	252,408
		786,615
China - 5.6%
Alibaba Group Holding Ltd., ADR	3,940	284,350
Ping An Insurance Group Co. of China Ltd., Class H	47,378	199,919
Tencent Holdings Ltd.	6,640	230,939
		715,208
Denmark - 0.9%
Genmab AS *	404	111,809
France - 8.3%
Air Liquide SA	811	152,013
Airbus SE	2,123	339,029
Hermes International SCA	68	143,541
LVMH Moet Hennessy Louis Vuitton SE	184	153,033
STMicroelectronics NV	3,346	147,625
Worldline SA * (A)	9,783	132,834
		1,068,075
Germany - 12.8%
adidas AG	1,377	262,018
Deutsche Telekom AG	13,517	332,249
KION Group AG	6,669	307,024
SAP SE, ADR	1,873	324,216
Siemens AG	1,457	262,548
Symrise AG	1,390	144,116
		1,632,171
Hong Kong - 1.2%
AIA Group Ltd.	19,944	155,076
India - 7.9%
HDFC Bank Ltd., ADR	6,212	344,704
Infosys Ltd., ADR	13,274	263,621
Larsen & Toubro Ltd., GDR	9,639	403,854
		1,012,179
Ireland - 2.0%
Kerry Group PLC, Class A	2,898	257,175

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

Israel - 2.0%
CyberArk Software Ltd. *	1,102	257,295
Italy - 1.0%
Ferrari NV	367	126,953
Japan - 18.3%
CyberAgent, Inc.	21,884	140,902
Daiichi Sankyo Co. Ltd.	5,400	162,829
Keyence Corp.	367	164,628
Lasertec Corp.	1,300	345,758
Murata Manufacturing Co. Ltd.	8,564	172,869
Nidec Corp.	3,600	134,804
Pan Pacific International Holdings Corp.	13,800	304,587
Shin-Etsu Chemical Co. Ltd.	6,000	236,437
Shiseido Co. Ltd.	4,500	127,549
Sony Group Corp.	2,846	281,197
Toray Industries, Inc.	53,579	268,540
		2,340,100
Mexico - 5.7%
Fomento Economico Mexicano SAB de CV, ADR	1,291	174,982
Grupo Mexico SAB de CV, Series B	65,549	337,885
Wal-Mart de Mexico SAB de CV, ADR	5,364	221,855
		734,722
Netherlands - 4.5%
ASML Holding NV	393	341,839
NXP Semiconductors NV	1,083	228,048
		569,887
Norway - 1.1%
Norsk Hydro ASA	23,478	136,368
Switzerland - 6.9%
Lonza Group AG	537	262,693
Nestle SA	1,240	141,383
Partners Group Holding AG	219	297,591
Sika AG	649	179,137
		880,804
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,793	202,537
United Kingdom - 9.3%
AstraZeneca PLC	1,960	260,864
Diageo PLC	4,704	169,188
London Stock Exchange Group PLC	2,142	242,433
Prudential PLC	19,865	204,682
Shell PLC	10,218	317,238
		1,194,405
Total Common Stocks ( Cost $12,678,468 )		12,548,935

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

International Stock Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.30%		39,307	39,307
Total Short-Term Investments ( Cost $39,307 )			39,307
TOTAL INVESTMENTS - 98.4% ( Cost $12,717,775 )			12,588,242
NET OTHER ASSETS AND LIABILITIES - 1.6%			210,256
TOTAL NET ASSETS - 100.0%			$12,798,498

*	Non-income producing.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	7-day yield.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/24
Communication Services	5.5%
Consumer Discretionary	12.2%
Consumer Staples	9.8%
Energy	5.0%
Financials	15.9%
Health Care	6.3%
Industrials	12.9%
Information Technology	19.2%
Materials	11.3%
Short-Term Investments	0.3%
Net Other Assets and Liabilities	1.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2024

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of January 31, 2024, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Madison Funds | January 31, 2024

Notes to Portfolio of Investments (Unaudited)

				Value at
Fund[1]	Level 1	Level 2	Level 3	1/31/24
Conservative Allocation
Exchange Traded Funds	$25,416,185	$—	$—	$25,416,185
Investment Companies	17,941,625	—	—	17,941,625
Short-Term Investments	3,415,619	—	—	3,415,619
	46,773,429	—	—	46,773,429
Moderate Allocation
Exchange Traded Funds	59,914,996	—	—	59,914,996
Investment Companies	32,595,721	—	—	32,595,721
Short-Term Investments	5,545,934	—	—	5,545,934
	98,056,651	—	—	98,056,651
Aggressive Allocation
Exchange Traded Funds	37,781,285	—	—	37,781,285
Investment Companies	13,962,024	—	—	13,962,024
Short-Term Investments	4,072,467	—	—	4,072,467
	55,815,776	—	—	55,815,776
Diversified Income
Asset Backed Securities	—	51,278	—	51,278
Collateralized Mortgage Obligations	—	5,078	—	5,078
Mortgage Backed Securities	—	12,691	—	12,691
Exchanged Traded Funds	141,768,822	—	—	141,768,822
Short-Term Investments	3,940,441	—	—	3,940,441
	145,709,263	69,047		145,778,310
Tax-Free Virginia
Municipal Bonds	—	17,032,020	—	17,032,020

Tax-Free National
Municipal Bonds	—	17,703,349	—	17,703,349

High Quality Bond
Corporate Notes and Bonds	—	22,313,786	—	22,313,786
Foreign Corporate Bonds	—	998,132		998,132
U.S. Government and Agency Obligations	—	38,818,568	—	38,818,568
Short-Term Investments	4,341,179	—	—	4,341,179
	4,341,179	62,130,486	—	66,471,665
Core Bond
Asset Backed Securities	—	10,991,216	—	10,991,216
Collateralized Mortgage Obligations	—	8,573,905	—	8,573,905
Commercial Mortgage-Backed Securities	—	6,880,693	—	6,880,693
Corporate Notes and Bonds	—	54,042,860	—	54,042,860
Foreign Corporate Bonds	—	6,427,638	—	6,427,638
Mortgage Backed Securities	—	57,474,341	—	57,474,341
U.S. Government and Agency Obligations	—	48,052,895	—	48,052,895
Short-Term Investments	1,844,315	—	—	1,844,315
	1,844,315	192,443,548		194,287,863
Covered Call & Equity Income
Assets:
Common Stocks	163,011,903	—	—	163,011,903
Exchange Traded Funds	4,135,120	—	—	4,135,120
Short-Term Investments	87,993,771	—	—	87,993,771
	255,140,794	—	—	255,140,794
Liabilities:

Madison Funds | January 31, 2024

Notes to Portfolio of Investments (Unaudited)

Call Options Written	(2,727,039)	—	—	(2,727,039)

Dividend Income
Common Stocks	175,824,895	—	—	175,824,895
Short-Term Investments	2,357,262	—	—	2,357,262
	178,182,157	—	—	178,182,157

Investors
Common Stocks	369,099,625	—	—	369,099,625
Short-Term Investments	18,169,681	—	—	18,169,681
	387,269,306	—	—	387,269,306

Sustainable Equity
Common Stocks	9,401,129	—	—	9,401,129
Short-Term Investments	223,090	—	—	223,090
	9,624,219	—	—	9,624,219

Mid Cap
Common Stocks	1,087,354,007	—	—	1,087,354,007
Short-Term Investments	78,344,760	—	—	78,344,760
	1,165,698,767	—	—	1,165,698,767

Small Cap
Common Stocks	163,507,688	—	—	163,507,688
Short-Term Investments	9,862,024	—	—	9,862,024
	173,369,712	—	—	173,369,712

International Stock
Common Stocks
Australia	165,761	—	—	165,761
Brazil	201,795	—	—	201,795
Canada	786,615	—	—	786,615
China	715,208	—	—	715,208
Denmark	111,809	—	—	111,809
France	1,068,075	—	—	1,068,075
Germany	1,632,171	—	—	1,632,171
Hong Kong	155,076	—	—	155,076
India	1,012,179	—	—	1,012,179
Ireland	257,175	—	—	257,175
Israel	257,295	—	—	257,295
Italy	126,953	—	—	126,953
Japan	2,340,100	—	—	2,340,100
Mexico	734,722	—	—	734,722
Netherlands	569,887	—	—	569,887
Norway	136,368	—	—	136,368
Switzerland	880,804	—	—	880,804
Taiwan	202,537	—	—	202,537
United Kingdom	1,194,405	—	—	1,194,405
Short-Term Investments	39,307	—	—	39,307
	12,588,242	—	—	12,588,242

1See respective Portfolio of Investments for underlying holdings in each Fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds | January 31, 2024

Notes to Portfolio of Investments (Unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2024 and their effects:

	Asset & Liability Presentation of Fair Values of Derivative Instruments

Fund	Underlying Risk	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$—	Options written	$(2,727,039)